Secured Revolving Credit Facility (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2017
Interest expense	$ 86	$ 66	$ 302	$ 172
Interest expense included in accrued expenses	$ 328		218	$ 240
Loan and Security Agreement [Member] | Tech Capital, LLC [Member]
Maximum secured revolving credit facility					$ 1,000
Principal balance of line of credit			$ 711
Loan agreement, term			12 months
Line of credit interest rate			7.75%
Revolving credit facility insurance fees			$ 12
Interest expense			29
Debt issuance costs			12
Interest expense included in accrued expenses			4
Loan and Security Agreement [Member] | Tech Capital, LLC [Member] | Revolving Credit Facility [Member]
Interest expense			$ 17
Loan and Security Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member]
Line of credit interest rate			3.50%
Loan and Security Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member] | Maximum [Member]
Line of credit interest rate			4.25%